Summary of Intangible Assets by Major Asset Class (Detail) - Capitalized Software Cost $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 775
Accumulated amortization	687
Net	$ 88